Other gains, net - Summary of Detailed Information About Other Gains Losses Net Explanatory (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Gains Losses Net [Abstract]
Non-operating income	¥ 138	¥ 319
Non-operating expenses	0	0
Total	¥ 138	¥ 319